UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21584

 NAME OF REGISTRANT:                     The Victory Institutional
                                         Funds



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 3435 Stelzer Road
                                         Columbus, Oh 43219

 NAME AND ADDRESS OF AGENT FOR SERVICE:  George Stevens - BISYS Fund
                                         Services
                                         3435 Stelzer Road
                                         Columbus, Oh 43219

 REGISTRANT'S TELEPHONE NUMBER:          800-362-5365

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               03/30/2005 - 06/30/2005


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

VIF Diversified Stock Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

VIF Institutional Liquid Reserves Fund
--------------------------------------------------------------------------------------------------------------------------
The fund did not own any  voting  securities  for which  proxies  were  received during the reporting period.


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         The Victory Institutional Funds
By (Signature)       /s/ Kathleen A. Dennis
Name                 Kathleen A. Dennis
Title                President
Date                 08/18/2005